Advances to suppliers	12 Months Ended
Jun. 30, 2025
Advances to suppliers
Advances to suppliers

12. Advances to suppliers

Advances to suppliers arise from the “Cash purchases” modality, in which the Group advances payments to suppliers of agricultural inputs at the beginning of a harvest and before the actual physical delivery of the products. These advances are short-term and are part of the strategy of formation of margins and guarantee of quality and product supply.